FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-4980

TCW Convertible Securities Fund, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Los Angeles, CA 90017

(Address of principle executive offices)

Philip K. Holl, Secretary, 865 South Figueroa Street, Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of Fiscal year-end: 12/31/2004

Date of reporting period: 7/1/2003 - 6/30/2004

Item 1.	Proxy Voting Record

Account Number: 0433 TCW Convertible Securities Fund, Inc.

ISSUER NAME		TICKER	CUSIP	MTG DATE Proposal Type	MTG TYPE Voted?	Vote	For/Agnst Mgmt
State	Street	STT	857477103	4/21/04	Annual
1.01	Elect Directors			MGMT	YES	FOR	FOR
1.02	Elect Directors			MGMT	YES	FOR	FOR
1.03	Elect Directors			MGMT	YES	FOR	FOR
1.04	Elect Directors			MGMT	YES	FOR	FOR
1.05	Elect Directors			MGMT	YES	FOR	FOR
2	Opt Out of State Takeover Statute			SHLDR	YES	FOR	AGNST

Any ballot marked ‘Abstain’ is considered to have been voted. Ballots marked ‘Abstain’ are considered to be have been voted against management’s recommendation, regardless of whether the recommendation is ‘For’ or ‘Against,’ except where management has made no recommendation or has recommended that shareholders ‘Abstain.’

Where management has recommended that shareholders ‘Abstain’ from voting on a ballot item: 1) a ballot market ‘Abstain’ is considered to have been voted for management’s recommendation to ‘Abstain’ and 2) a ballot voted “For” or ‘Against’ is considered to have been voted against management’s recommendation to ‘Abstain.’

Where management has made no recommendation on a ballot item, the abbreviation “N/A” is used to denote that there is no applicable recommendation compared to which a vote may be ‘For’ or ‘Against’ the recommendation of management.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TCW Convertible Securities Fund, Inc. (Registrant)

By	/s/ PHILIP K. HOLL	Secretary
(Signature & Title)

Date July 28, 2004